SHARE-BASED PAYMENTS TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Share-based Payments Transactions
SHARE-BASED PAYMENTS TRANSACTIONS

22	SHARE-BASED PAYMENTS TRANSACTIONS

Equity-settled share option scheme of the Company

The Company’s share option scheme (the “Scheme”) was adopted pursuant to an ordinary resolution of the shareholders passed on September 1, 2019 for the primary purpose of providing incentives to directors and eligible employees and will expire on the date of the listing of shares of the Company. Under the Scheme, the directors of the Company may grant options to eligible employees, including directors of the Company and its subsidiaries, to subscribe for shares in the Company.

At December 31, 2025, the number of shares in respect of which options had been granted and remained outstanding under the Scheme was 1,880,000 (2024: 6,387,000), representing 1% (2024: 5%) of the shares of the Company in issue. The total number of shares in respect of which options may be granted under the Scheme is not permitted to exceed 10% of the shares of the Company in issue at any point in time, without prior approval from the Company’s shareholders. The number of shares issued and to be issued in respect of which options granted and may be granted to any individual in any one year is not permitted to exceed 1% of the shares of the Company in issue at any point in time, without prior approval from the Company’s shareholders.

Options granted must be taken up within 1 month of the date of grant, upon payment of HK$1 per option. Options may be exercised at any time from the date of grant of the share option to the 10th anniversary of the date of grant. The exercise price is HK$4.661 per share (equivalent to HK$37.288 per ADS).

a) Details of specific categories of options are as follows:

Date of grant	Vesting period	Exercise period	Exercise Price	Exercise dates
September 30, 2019	Vested upon grant date	September 30, 2019–September 29, 2029	HK$4.661 per share	Not yet exercised

August 18, 2020	Vested upon grant date	August 18, 2020 – August 17, 2030	HK$4.661 per share	Not yet exercised

b) The following table discloses movements of the Scheme during the year:

Option grant date	Outstanding at January 1, 2025		Granted during year	Exercised during year	Forfeited during year	Expired during year	Outstanding at December 31, 2025
September 30, 2019		6,387,000	-	-	(4,507,000)	-		1,880,000
Exercisable at the end of the year		6,387,000						1,880,000

Weighted average exercise price	HK$	4.661	-	-	-	-	HK$	4.661

The following table discloses movements of the Scheme during the prior year:

Option grant date	Outstanding at January 1, 2024		Granted during year	Exercised during year	Forfeited during year	Expired during year	Outstanding at December 31, 2024
September 30, 2019		6,597,000	-	-	(210,000)	-		6,387,000
August 18, 2020		1,203,000	-	-	(1,203,000)	-		-
		7,800,000	-	-	(1,413,000)	-		6,387,000
Exercisable at the end of the year								6,387,000

Weighted average exercise price	HK$	4.661	-	-	-	-	HK$	4.661

In respect of the share options exercised during the year, the weighted average share price at the dates of exercise was HK$4.661 (2024: HK$4.661).

c)	During the year ended December 31, 2021, options were granted on 18 August 2020. The estimated fair values of the options granted on this date is HK$0.

d)	These fair values were calculated using Hull-White Enhanced Model. The inputs into the model on option grant dates were as follows:

Underlying stock price	HK$	0.235
Exercise price	HK$	4.661
Expected volatility		2.86
Expected life		10 years
Risk-free rate		1.20%
Expected dividend yield		-

e)	Expected volatility was determined by using the historical volatility of the comparable companies adopted by the independent valuation expert. The expected life used in the model has not been adjusted which is based on the exercise period as specified under the terms and conditions of the share options.

f)	The Group did not recognize any share-based payment expense in relation to share options granted by the Company because assessed option value by the independent valuation expert on grant date is zero.